Note 30 - Related Party Transactions - Details of Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other expenses
Interest expense on borrowings		$ 51,594	$ 37,466	$ 2,174
Amounts due to related parties	[1]	807	1,780
Loan payable to related parties (iii)		49,982	25,000
Related party borrowings [member]
Other expenses
Loan interest expense payable to related parties		8,764	8,764
Loan payable to related parties (iii)	[2]	505,600	482,450
Total for all related parties [member]
Other expenses
Services fees charged to a related party (i)	[3]	(619)	(334)	0
Interest expense on borrowings	[4]	34,771	34,866	0
Total for all related parties [member] | Related party borrowings [member]
Other expenses
Interest expense on borrowings		$ 34,800	$ 34,900	$ 0

[1]	For additional details regarding transaction with related parties see Note 30.
[2]	The outstanding balances with the the related parties (formerly the parent entity block.one and its subsidiaries) are unsecured, bear interest at 7% annum and are repayable on demand.
[3]	In 2024, the Group entered into a service agreement with a company that is wholly owned by a related party, controlled by the major shareholder and director of the Group, for the use of office spaces and amenities leased by the Group. In July 2025, the Group agreed to assign this office lease in its entirety to an entity controlled by the Group's major shareholder and director, for no consideration. This assignment was subsequently completed, which finalized the termination of the 2024 service agreement and released the Group from its related lease guarantee.
[4]	In 2023, the Group entered into a loan agreement with its parent entity block.one. The Group paid interest to block.one at a per annum interest rate of 7% on a quarterly basis. In 2024, block.one transferred all of its rights and obligations under the loan agreement to a subsidiary of block.one. Subsequently, the majority of shares of the subsidiary were transferred to certain major shareholders of the Group, hence the counterparty of the loan became a related party of the Group. See Note 22 for further details